Allowance For Credit Losses - Lending Related Commitments (Details 1) (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Allowance for lending-related commitments [Abstract]
Allowance for lending-related commitments at January 1	$ 717	$ 939
Provision for lending-related commitments	(89)	2
Other	(2)	(11)
Allowance for lending-related commitments at March 31	626	912
Allowance for lending related commitments by impairment methodology
Asset-specific	144	248
Formula-based	482	664
Allowance for lending-related commitments	626	912
Lending-related commitments by impairment methodology:
Total lending related commitments	965,963	944,493	958,709
Impaired collateral-dependent loans:
Net charge-offs	7,966	14,652
Impaired collateral dependent loans at fair value, less cost to sell	2,007	2,865
Impaired collateral-dependent loans [Member]
Impaired collateral-dependent loans:
Net charge-offs	112	524
Asset Specific [Member]
Lending-related commitments by impairment methodology:
Total lending related commitments	793	1,195
Asset Specific [Member] | Wholesale
Lending-related commitments by impairment methodology:
Total lending related commitments	793	1,195
Asset Specific [Member] | Consumer Excluding Credit Card
Lending-related commitments by impairment methodology:
Total lending related commitments	0	0
Asset Specific [Member] | Credit Card
Lending-related commitments by impairment methodology:
Total lending related commitments	0	0
Formula Based [Member]
Lending-related commitments by impairment methodology:
Total lending related commitments	965,170	943,298
Formula Based [Member] | Wholesale
Lending-related commitments by impairment methodology:
Total lending related commitments	364,896	323,357
Formula Based [Member] | Consumer Excluding Credit Card
Lending-related commitments by impairment methodology:
Total lending related commitments	64,649	69,499
Formula Based [Member] | Credit Card
Lending-related commitments by impairment methodology:
Total lending related commitments	535,625	550,442
Allowance for Lending Related Commitments [Member]
Allowance for lending-related commitments [Abstract]
Cumulative effect of changes in accounting principles	0	(18)
Allowance for Lending Related Commitments [Member] | Wholesale
Allowance for lending-related commitments [Abstract]
Cumulative effect of changes in accounting principles	0	(18)
Allowance for Lending Related Commitments [Member] | Consumer Excluding Credit Card
Allowance for lending-related commitments [Abstract]
Cumulative effect of changes in accounting principles	0	0
Allowance for Lending Related Commitments [Member] | Credit Card
Allowance for lending-related commitments [Abstract]
Cumulative effect of changes in accounting principles	0	0
Wholesale
Allowance for lending-related commitments [Abstract]
Allowance for lending-related commitments at January 1	711	927
Provision for lending-related commitments	(89)	4
Other	(2)	(11)
Allowance for lending-related commitments at March 31	620	902
Allowance for lending related commitments by impairment methodology
Asset-specific	144	248
Formula-based	476	654
Allowance for lending-related commitments	620	902
Lending-related commitments by impairment methodology:
Total lending related commitments	365,689	324,552
Consumer Excluding Credit Card
Allowance for lending-related commitments [Abstract]
Allowance for lending-related commitments at January 1	6	12
Provision for lending-related commitments	0	(2)
Other	0	0
Allowance for lending-related commitments at March 31	6	10
Allowance for lending related commitments by impairment methodology
Asset-specific	0	0
Formula-based	6	10
Allowance for lending-related commitments	6	10
Lending-related commitments by impairment methodology:
Total lending related commitments	64,649	69,499
Credit Card
Allowance for lending-related commitments [Abstract]
Allowance for lending-related commitments at January 1	0	0
Provision for lending-related commitments	0	0
Other	0	0
Allowance for lending-related commitments at March 31	0	0
Allowance for lending related commitments by impairment methodology
Asset-specific	0	0
Formula-based	0	0
Allowance for lending-related commitments	0	0
Lending-related commitments by impairment methodology:
Total lending related commitments	$ 535,625	$ 550,442